SHARE-BASED COMPENSATION - Schedule of the option activities (Details)	6 Months Ended				12 Months Ended
	Jun. 30, 2023 $ / shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares	Jun. 30, 2022 $ / shares	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
SHARE-BASED COMPENSATION
Number of Options, Outstanding at beginning balance | shares		15,162,546		13,102,590		13,102,590
Number of Options, Granted | shares		663,405		2,199,826
Number of Options, Forfeited | shares		(828,031)		(397,723)
Number of Options, Exercised | shares		(51,730)		(66,945)
Number of Options, Expired | shares		(93,522)
Number of Options, Outstanding at ending balance | shares		14,852,668		14,837,748		15,162,546	13,102,590
Weighted Average Exercise Price, Outstanding at beginning balance | $ / shares	$ 1.39		$ 1.60		$ 1.60
Weighted Average Exercise Price, Granted | $ / shares	0.38		0.65
Weighted Average Exercise Price, Forfeited | $ / shares	2.01		1.32
Weighted-Average Exercise Price, Exercised | $ / shares	0.39		0.30
Weighted-Average Exercise Price, Expired | $ / shares	1.32
Weighted Average Exercise Price, Outstanding at ending balance | $ / shares	1.31		1.47		1.39
Weighted-Average Grant Date Fair Value, Outstanding at beginning balance | (per share)	0.91	¥ 5.98	1.10	¥ 7.21	1.10	¥ 7.21
Weighted-Average Grant Date Fair Value, Granted | (per share)	0.21	1.46	0.35	2.22
Weighted-Average Grant Date Fair Value, Forfeited | (per share)	1.01	6.55	0.68	4.40
Weighted-Average Grant Date Fair Value, Exercised | (per share)	0.22	1.43	0.29	2.00
Weighted-Average Grant Date Fair Value, Expired | (per share)	0.66	4.35
Weighted-Average Grant Date Fair Value, Outstanding at ending balance | (per share)	$ 0.88	¥ 5.77	$ 1.00	¥ 6.57	$ 0.91	¥ 5.98	¥ 7.21
Weighted Average Remaining Contractual Term, Outstanding at beginning balance (In Years)		7 years 8 months 19 days		8 years 5 months 8 days		8 years 1 month 20 days	8 years 10 months 9 days
Weighted Average Remaining Contractual Term, Outstanding at ending balance		7 years 8 months 19 days		8 years 5 months 8 days		8 years 1 month 20 days	8 years 10 months 9 days
Aggregate Intrinsic Value, Outstanding at beginning balance | ¥		¥ 1,290,000		¥ 12,335		¥ 12,335
Aggregate Intrinsic Value, Outstanding at ending balance | ¥		¥ 7,490		¥ 14,455		¥ 1,290,000	¥ 12,335